UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10223

Voya Credit Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2024 to August 31, 2024

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

August 31, 2024

Voya Credit Income Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let a fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2024 (Unaudited)

ASSETS:
Investments in securities at fair value*	$135,245,214
Short-term investments at fair value†	223,238
Cash	13,121
Receivables:
Investment securities sold	5,363,338
Fund shares sold	536,607
Dividends	1,733
Interest	1,594,134
Prepaid expenses	111,082
Reimbursement due from Investment Adviser	77,891
Other assets	24,828
Total assets	143,191,186

LIABILITIES:
Notes payable	25,825,280
Income distribution payable	808,591
Payable for investment securities purchased	5,695,214
Payable for investment management fees	91,895
Payable for distribution and shareholder service fees	22,845
Payable to trustees under the deferred compensation plan (Note 9)	24,828
Payable for trustee fees	273
Other accrued expenses and liabilities	202,144
Unfunded loan commitments (Note 8)	39,793
Total liabilities	32,710,863
NET ASSETS	$110,480,323

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$231,239,233
Total distributable loss	(120,758,910)
NET ASSETS	$110,480,323

* Cost of investments in securities	$134,119,690
† Cost of short-term investments	$223,238

See Accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2024 (Unaudited)(continued)

Class A
Net assets	$96,294,709
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	9,913,206
Net asset value and redemption price per share†	$9.71
Maximum offering price per share (2.50%)(1)	$9.96

Class C
Net assets	$3,768,343
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	389,146
Net asset value and redemption price per share†	$9.68

Class I
Net assets	$7,294,611
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	754,826
Net asset value and redemption price per share	$9.66

Class W
Net assets	$3,122,660
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	321,191
Net asset value and redemption price per share	$9.72

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†	Redemption price per share may be reduced for any applicable early withdrawal charge.

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the six months ended August 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$431,976
Interest	6,038,941
Total investment income	6,470,917
EXPENSES:
Investment management fees	543,718
Distribution and shareholder service fees:
Class A	124,177
Class C	15,952
Transfer agent fees:
Class A	47,970
Class C	2,056
Class I	3,303
Class W	1,502
Shareholder reporting expense	38,640
Registration fees	27,996
Professional fees	111,030
Custody and accounting expense	87,192
Trustee fees	1,366
Miscellaneous expense	50,034
Interest expense	720,990
Total expenses	1,775,926
Waived and reimbursed fees	(218,963)
Net expenses	1,556,963
Net investment income	4,913,954
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(1,098,797)
Net change in unrealized appreciation on investments	1,916,845
Net realized and unrealized gain	818,048
Increase in net assets resulting from operations	$5,732,002

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
FROM OPERATIONS:
Net investment income	$4,913,954	$10,288,457
Net realized loss	(1,098,797)	(8,684,471)
Net change in unrealized appreciation (depreciation)	1,916,845	9,467,868
Increase in net assets resulting from operations	5,732,002	11,071,854
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(4,375,328)	(8,698,328)
Class C	(177,261)	(430,831)
Class I	(321,296)	(641,277)
Class W	(140,895)	(267,173)
Total distributions	(5,014,780)	(10,037,609)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,755,099	5,338,973
Reinvestment of distributions	1,724,687	3,144,088
	4,479,786	8,483,061
Cost of shares redeemed	(9,868,976)	(18,444,997)
Net decrease in net assets resulting from capital share transactions	(5,389,190)	(9,961,936)
Net decrease in net assets	(4,671,968)	(8,927,691)
NET ASSETS:
Beginning of year or period	115,152,291	124,079,982
End of year or period	$110,480,323	$115,152,291

See Accompanying Notes to Financial Statements

STATEMENT OF CASH FLOWS for the six months ended August 31, 2024 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$7,564,752
Dividends received	430,243
Other assets paid	(1,896)
Interest paid	(720,990)
Other operating expenses paid	(919,463)
Purchases of securities	(86,792,071)
Proceeds on sale of securities	85,859,984
Net cash provided by operating activities	5,420,559
Cash Flows From Financing Activities:
Total distributions paid to common shareholders (net of reinvestments)	(3,042,746)
Proceeds from shares sold	2,495,778
Payment on capital shares repurchased	(9,885,676)
Proceeds from notes payable	54,558,614
Repayment of notes payable	(49,833,334)
Net cash flows used in financing activities	(5,707,364)
Cash
Net decrease in cash	(286,805)
Cash at beginning of year or period	299,926
Cash at end of year or period	$13,121
Reconciliation of Increase in Net Assets Resulting from operations to net cash provided by operating activities:
Increase in net assets resulting from operations	$5,732,002
Adjustments to reconcile Increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	(1,916,845)
Net amortization of premiums on investments	1,197,475
Net realized loss on sale of investments	1,098,797
Purchases of investments	(86,792,071)
Proceeds on sales of securities	85,859,984
Increase in other assets	(1,896)
Decrease in interest receivable	328,336
Increase in dividend receivable	(1,733)
Decrease in reimbursement due from manager	1,953
Increase in prepaid expenses	(68,350)
Increase in payable for investment management fees	4,443
Decrease in unfunded loan commitments	(11,500)
Increase in payable for shareholder service and distribution fees	97
Decrease in accrued trustee fees	(366)
Decrease in other accrued expenses	(9,767)
Total adjustments	(311,443)
Net cash provided by operating activities	$5,420,559
Non Cash Financing Activities
Reinvestment of distributions	$1,724,687

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance										Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)	Expenses (before interest and other fees related to revolving credit facility) (2)(3)	Expenses (with interest and other fees related to revolving credit facility) (2)(3)	Net investment income (loss) (2)(3)	Expenses (before interest and other fees related to revolving credit facility (2)	Expenses (with interest and other fees related to revolving credit facility) (2)	Net investment income (loss) (2)
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	(%)	(%)

Class A
08-31-24+	9.65	0.43	•	0.06	0.49	(0.43)	—	—	(0.43)	9.71	4.96	1.41	2.74	8.63	1.80	3.13	2.74
02-29-24	9.57	0.83	•	0.05	0.88	(0.80)	—	—	(0.80)	9.65	9.60	1.38	2.50	8.59	1.68	2.80	8.28
02-28-23	10.79	0.67	•	(1.22)	(0.55)	(0.67)	—	—	(0.67)	9.57	(5.01)	1.51	2.54	6.71	1.81	2.84	6.41
02-28-22	10.91	0.44	•	(0.13)	0.31	(0.43)	—	—	(0.43)	10.79	2.92	1.55	2.01	4.02	1.70	2.16	3.87
02-28-21	11.51	0.40	•	(0.60)	(0.20)	(0.40)	—	—	(0.40)	10.91	(1.39)	1.66	2.20	3.91	1.83	2.37	3.74
02-29-20	12.19	0.64	•	(0.63)	0.01	(0.69)	—	—	(0.69)	11.51	0.06	1.69	2.88	5.36	1.83	3.02	5.22
02-28-19	12.61	0.64		(0.38)	0.26	(0.68)	—	—	(0.68)	12.19	2.14	1.72	3.03	5.21	1.80	3.11	5.14
02-28-18	12.85	0.57	•	(0.17)	0.40	(0.50)	—	(0.14)	(0.64)	12.61	3.22	1.69	2.55	4.50	1.73	2.59	4.46
02-28-17	11.85	0.67		1.02	1.69	(0.69)	—	—	(0.69)	12.85	14.56	1.63	2.12	5.34	1.68	2.17	5.28
02-29-16	13.15	0.70		(1.30)	(0.60)	(0.70)	—	—	(0.70)	11.85	(4.77)	1.65	2.07	5.48	1.75	2.17	5.38
02-28-15	13.50	0.65	•	(0.28)	0.37	(0.72)	—	—	(0.72)	13.15	2.81	1.66	2.09	4.90	1.69	2.12	4.87
Class C
08-31-24+	9.62	0.45	•	0.01	0.46	(0.40)	—	—	(0.40)	9.68	4.60	1.91	3.24	8.13	2.30	3.63	3.24
02-29-24	9.54	0.77	•	0.07	0.84	(0.76)	—	—	(0.76)	9.62	9.09	1.88	3.00	8.05	2.18	3.30	7.75
02-28-23	10.77	0.60	•	(1.21)	(0.61)	(0.62)	—	—	(0.62)	9.54	(5.56)	2.01	3.04	6.03	2.31	3.34	5.73
02-28-22	10.89	0.38	•	(0.12)	0.26	(0.38)	—	—	(0.38)	10.77	2.41	2.05	2.51	3.49	2.20	2.66	3.34
02-28-21	11.48	0.35	•	(0.59)	(0.24)	(0.35)	—	—	(0.35)	10.89	(1.80)	2.16	2.70	3.46	2.33	2.87	3.29
02-29-20	12.16	0.60	•	(0.65)	(0.05)	(0.63)	—	—	(0.63)	11.48	(0.44)	2.19	3.38	5.02	2.33	3.52	4.88
02-28-19	12.59	0.58		(0.39)	0.19	(0.62)	—	—	(0.62)	12.16	1.56	2.22	3.53	4.72	2.30	3.61	4.64
02-28-18	12.82	0.50		(0.15)	0.35	(0.44)	—	(0.14)	(0.58)	12.59	2.79	2.19	3.05	4.00	2.23	3.09	3.96
02-28-17	11.83	0.61		1.01	1.62	(0.63)	—	—	(0.63)	12.82	13.93	2.13	2.62	4.84	2.18	2.67	4.79
02-29-16	13.13	0.63		(1.29)	(0.66)	(0.64)	—	—	(0.64)	11.83	(5.27)	2.15	2.57	4.98	2.25	2.67	4.88
02-28-15	13.47	0.59	•	(0.28)	0.31	(0.65)	—	—	(0.65)	13.13	2.38	2.16	2.59	4.42	2.19	2.62	4.39
Class I
08-31-24+	9.60	0.42	•	0.08	0.50	(0.44)	—	—	(0.44)	9.66	5.00	1.16	2.49	8.89	1.54	2.87	2.49
02-29-24	9.53	0.85	•	0.05	0.90	(0.83)	—	—	(0.83)	9.60	9.81	1.13	2.25	8.84	1.43	2.55	8.53
02-28-23	10.75	0.68	•	(1.21)	(0.53)	(0.69)	—	—	(0.69)	9.53	(4.82)	1.26	2.29	6.89	1.56	2.59	6.59
02-28-22	10.86	0.46	•	(0.11)	0.35	(0.46)	—	—	(0.46)	10.75	3.28	1.30	1.76	4.26	1.45	1.91	4.11
02-28-21	11.46	0.43	•	(0.60)	(0.17)	(0.43)	—	—	(0.43)	10.86	(1.14)	1.41	1.95	4.17	1.58	2.12	4.00
02-29-20	12.15	0.68	•	(0.65)	0.03	(0.72)	—	—	(0.72)	11.46	0.22	1.44	2.63	5.73	1.57	2.76	5.60
02-28-19	12.57	0.68		(0.39)	0.29	(0.71)	—	—	(0.71)	12.15	2.41	1.47	2.78	5.47	1.53	2.84	5.42
02-28-18	12.81	0.60	•	(0.17)	0.43	(0.53)	—	(0.14)	(0.67)	12.57	3.49	1.44	2.30	4.74	1.45	2.31	4.73
02-28-17	11.82	0.69		1.03	1.72	(0.73)	—	—	(0.73)	12.81	14.79	1.38	1.87	5.57	1.41	1.90	5.55
02-29-16	13.12	0.72		(1.29)	(0.57)	(0.73)	—	—	(0.73)	11.82	(4.54)	1.40	1.82	5.71	1.48	1.90	5.63
02-28-15	13.47	0.68	•	(0.28)	0.40	(0.75)	—	—	(0.75)	13.12	3.09	1.41	1.84	5.14	1.41	1.84	5.14
Class W
08-31-24+	9.66	0.43	•	0.07	0.50	(0.44)	—	—	(0.44)	9.72	5.09	1.16	2.49	8.88	1.55	2.88	2.49
02-29-24	9.58	0.85	•	0.06	0.91	(0.83)	—	—	(0.83)	9.66	9.87	1.13	2.25	8.85	1.43	2.55	8.54
02-28-23	10.80	0.66	•	(1.18)	(0.52)	(0.70)	—	—	(0.70)	9.58	(4.76)	1.26	2.29	6.57	1.56	2.59	6.26
02-28-22	10.92	0.47	•	(0.13)	0.34	(0.46)	—	—	(0.46)	10.80	3.17	1.30	1.76	4.26	1.45	1.91	4.11
02-28-21	11.52	0.43	•	(0.60)	(0.17)	(0.43)	—	—	(0.43)	10.92	(1.13)	1.41	1.95	4.19	1.58	2.12	4.02
02-29-20	12.20	0.68		(0.64)	0.04	(0.72)	—	—	(0.72)	11.52	0.31	1.44	2.63	5.68	1.58	2.77	5.54
02-28-19	12.62	0.67		(0.38)	0.29	(0.71)	—	—	(0.71)	12.20	2.40	1.47	2.78	5.44	1.55	2.86	5.36
02-28-18	12.86	0.60		(0.17)	0.43	(0.53)	—	(0.14)	(0.67)	12.62	3.47	1.44	2.30	4.76	1.48	2.34	4.72
02-28-17	11.86	0.70	•	1.03	1.73	(0.73)	—	—	(0.73)	12.86	14.83	1.38	1.87	5.59	1.43	1.92	5.54

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Per Share Operating Performance										Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)	Expenses (before interest and other fees related to revolving credit facility) (2)(3)	Expenses (with interest and other fees related to revolving credit facility) (2)(3)	Net investment income (loss) (2)(3)	Expenses (before interest and other fees related to revolving credit facility (2)	Expenses (with interest and other fees related to revolving credit facility) (2)	Net investment income (loss) (2)
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	(%)	(%)

Class W (continued)
02-29-16	13.16	0.73		(1.30)	(0.57)	(0.73)	—	—	(0.73)	11.86	(4.52)	1.40	1.82	5.73	1.50	1.92	5.63
02-28-15	13.51	0.69	•	(0.29)	0.40	(0.75)	—	—	(0.75)	13.16	3.08	1.41	1.84	5.15	1.44	1.87	5.12

(1)	Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, on the dividend/distribution date. Total investment return does not include sales load.
(2)	Annualized for periods less than one year.
(3)	The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Supplemental data
	Net assets, end of year or period	Portfolio Turnover	Borrowings at end of year or period	Asset coverage per $1,000 of debt	Average borrowings(1)	Shares outstanding at end of year or period
Year or period ended	($000’s)	(%)	($000’s)	($)	($000’s)	($000’s)

Class A
08-31-24+	96,295	44	25,825	5,280	21,952	9,913
02-29-24	100,272	66	21,100	6,460	18,760	10,389
02-28-23	106,819	68	16,800	8,390	43,588	11,163
02-28-22	127,411	76	56,200	3,780	63,085	11,805
02-28-21	134,440	44	72,900	3,500	69,828	12,327
02-29-20	173,654	45	101,800	3,370	106,324	15,092
02-28-19	122,868	60	118,500	3,650	149,594	10,082
02-28-18	164,285	88	169,300	3,370	173,235	13,026
02-28-17	207,989	69	154,800	4,200	149,897	16,188
02-29-16	196,812	44	160,900	3,970	188,201	16,602
02-28-15	264,305	63	224,500	3,870	276,481	20,093
Class C
08-31-24+	3,768	44	25,825	5,280	21,952	389
02-29-24	4,666	66	21,100	6,460	18,760	485
02-28-23	6,678	68	16,800	8,390	43,588	700
02-28-22	11,854	76	56,200	3,780	63,085	1,101
02-28-21	27,248	44	72,900	3,500	69,828	2,503
02-29-20	40,876	45	101,800	3,370	106,324	3,560
02-28-19	145,198	60	118,500	3,650	149,594	11,940
02-28-18	175,929	88	169,300	3,370	173,235	13,977
02-28-17	214,361	69	154,800	4,200	149,897	16,715
02-29-16	220,899	44	160,900	3,970	188,201	18,667
02-28-15	294,011	63	224,500	3,870	276,481	22,392
Class I
08-31-24+	7,295	44	25,825	5,280	21,952	755
02-29-24	7,121	66	21,100	6,460	18,760	742
02-28-23	7,486	68	16,800	8,390	43,588	786
02-28-22	9,671	76	56,200	3,780	63,085	900
02-28-21	11,783	44	72,900	3,500	69,828	1,085
02-29-20	13,974	45	101,800	3,370	106,324	1,219
02-28-19	29,733	60	118,500	3,650	149,594	2,448
02-28-18	34,324	88	169,300	3,370	173,235	2,730
02-28-17	46,319	69	154,800	4,200	149,897	3,615
02-29-16	33,210	44	160,900	3,970	188,201	2,809
02-28-15	53,877	63	224,500	3,870	276,481	4,106
Class W
08-31-24+	3,123	44	25,825	5,280	21,952	321
02-29-24	3,093	66	21,100	6,460	18,760	320
02-28-23	3,097	68	16,800	8,390	43,588	323
02-28-22	7,220	76	56,200	3,780	63,085	669
02-28-21	8,850	44	72,900	3,500	69,828	811
02-29-20	13,215	45	101,800	3,370	106,324	1,148
02-28-19	16,250	60	118,500	3,650	149,594	1,332
02-28-18	27,431	88	169,300	3,370	173,235	2,173
02-28-17	27,161	69	154,800	4,200	149,897	2,113
02-29-16	26,306	44	160,900	3,970	188,201	2,218
02-28-15	31,608	63	224,500	3,870	276,481	2,401

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

(1)	Based on the active days of borrowing
+	Unaudited.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of August 31, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Credit Income Fund (the “Fund”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously-offered, diversified, closed-end, management investment company. Effective April 2, 2001, the Fund commenced the offering of Class A and Class C shares to the public. Effective April 15, 2008, the Fund commenced the offering of Class I and Class W shares to the public.

The Fund currently has four classes of shares: A, C, I and W. Class A shares are subject to a sales charge of up to 2.50%. Effective June 30, 2020, Class A shares purchased in excess of $500,000 are not subject to a sales charge but are subject to an Early Withdrawal Charge (“EWC”) of 1.00% if repurchased by the Fund within one year of purchase. Prior to June 30, 2020, Class A shares purchased in excess of $500,000 were not subject to a sales charge but were subject to an EWC of 1.00% if repurchased by the Fund within six months of purchase. Class C shares are subject to an EWC of 1.00% if repurchased by the Fund within one year of purchase.

Class C shares, along with their pro rata reinvested dividend shares, will automatically convert to Class A shares of the same Fund, after a holding period of 8 years from date of purchase.

To maintain a measure of liquidity, the Fund will offer to repurchase not less than 5% of its outstanding Common Shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not offer to repurchase more than 25% of its outstanding Common Shares in any calendar quarter. Other than these monthly repurchases, no market for the Fund’s Common Shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”),

a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Senior Loan and Other Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair

NOTES TO FINANCIAL STATEMENTS as of August 31, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the

NOTES TO FINANCIAL STATEMENTS as of August 31, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the lives of the respective loans. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported as interest income on the Statement of Operations.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Forward Foreign Currency Contracts. The Fund has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the respective Portfolio of Investments.

The Fund did not enter into any forward foreign currency contracts for the period ended August 31, 2024.

E. When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all

NOTES TO FINANCIAL STATEMENTS as of August 31, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

G. Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Fund records distributions to its shareholders on the ex-dividend date.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended August 31, 2024, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $60,324,882 and $65,726,912, respectively. At August 31, 2024, the Fund held senior loans valued at $63,187,875 representing 46.64% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund’s Managed Assets. For purposes of the Management Agreement, managed assets (“Managed Assets”) are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Preferred Shares).

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily Managed Assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2024 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class C shares of the Fund have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby Voya Investments Distributor, LLC (the “Distributor”), a Delaware limited liability company, is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class C
0.25%	0.75%

The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the EWC paid by the shareholders upon certain redemptions/repurchases for Class A shares and Class C shares. For the period ended August 31, 2024, the Distributor retained the following amounts:

	Class A	Class C
Initial Sales Charges:	$168	$—
EWC’s:	$—	$63

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to the following:

Class A — 0.90% of Managed Assets plus 0.45% of average daily net assets

Class C — 0.90% of Managed Assets plus 0.95% of average daily net assets

Class I — 0.90% of Managed Assets plus 0.20% of average daily net assets

Class W — 0.90% of Managed Assets plus 0.20% of average daily net assets

Unless otherwise specified above, the Investment Adviser may at a later date recoup from the Fund for fees waived and other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of August 31, 2024, there are no amounts of waived and/ or reimbursed fees that are subject to possible recoupment by the Investment Adviser.

The expense limitation agreement is contractual through July 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

Pursuant to a side letter agreement through July 1, 2025, the Investment Adviser has further lowered the expense limits to the following. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Class A — 0.80% of Managed Assets plus 0.45% of average daily net assets

Class C — 0.80% of Managed Assets plus 0.95% of average daily net assets

Class I — 0.80% of Managed Assets plus 0.20% of average daily net assets

Class W — 0.80% of Managed Assets plus 0.20% of average daily net assets

NOTE 7 — COMMITMENTS

Effective June 28, 2024, the Fund has entered into a 364-day revolving credit agreement, collateralized by assets of the Fund, to borrow up to $40 million maturing June 27, 2025. Borrowing rates under this agreement are based on a fixed spread over SOFR, and a commitment fee is charged on the unused portion. Prior to June 28, 2024, the predecessor credit agreement was for $60 million maturing June 28, 2024. There was $25.8 million of borrowings outstanding at August 31, 2024. The weighted average interest rate on outstanding borrowings at August 31, 2024 was 6.49%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 18.04% of total assets August 31, 2024. Prepaid arrangement fees are amortized over the term of the agreement. Average borrowings for the period ended August 31, 2024 were $21,951,993 and the average annualized interest rate was 6.52%.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2024 (Unaudited) (continued)

NOTE 8 — SENIOR LOAN COMMITMENTS

As of August 31, 2024, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

Loan	Unfunded Loan Commitment
Epicor Software Corporation 2024 Delayed Draw
Term Loan	$13,126
Ryan LLC Delayed Draw Term Loan	26,667
$39,793

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 10 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 20% of its total assets, measured at the time of investment, in subordinated loans, unsecured debt instruments and other investments, as directed by the Prospectus. As of August 31, 2024, the Fund held no subordinated loans or unsecured loans.

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
8/31/2024	225,084	—	152,782	(853,911)	—	(476,045)	2,172,299	—	1,475,445	(8,251,318)	—	(4,603,574)
2/29/2024	477,656	—	280,191	(1,531,277)	—	(773,430)	4,595,164	—	2,696,639	(14,743,521)	—	(7,451,718)
Class C
8/31/2024	6,444	—	7,677	(109,874)	—	(95,753)	62,148	—	73,899	(1,057,120)	—	(921,073)
2/29/2024	18,482	—	17,637	(250,979)	—	(214,860)	177,292	—	169,210	(2,406,850)	—	(2,060,348)
Class I
8/31/2024	46,057	—	14,743	(47,493)	—	13,307	442,064	—	141,672	(457,834)	—	125,902
2/29/2024	39,474	—	22,311	(106,005)	—	(44,220)	377,653	—	213,793	(1,012,258)	—	(420,812)
Class W
8/31/2024	8,129	—	3,483	(10,643)	—	969	78,588	—	33,671	(102,704)	—	9,555
2/29/2024	19,644	—	6,691	(29,434)	—	(3,099)	188,864	—	64,446	(282,368)	—	(29,058)

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, income from passive foreign investment companies (PFICs) and wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

NOTES TO FINANCIAL STATEMENTS as of August 31, 2024 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

Year Ended	Year Ended
February 29,	February 28,
2024	2023
Ordinary	Ordinary
Income	Income
$10,037,609	$9,124,140

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 29, 2024 were:

Undistributed	Unrealized				Total
Ordinary	Appreciation/	Capital Loss Carryforwards			Distributable
Income	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
$2,236,144	$(891,956)	$(13,140,751)	Short-term	$(561,244)	$(121,476,132)
		(109,118,325)	Long-term
$(122,259,076)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2024, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions,

NOTES TO FINANCIAL STATEMENTS as of August 31, 2024 (Unaudited) (continued)

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 15 — SUBSEQUENT EVENTS

Dividends Declared: Subsequent to August 31, 2024, the Fund declared the following dividends from net investment income:

	Per Share	Declaration	Record
Class	Amount	Date	Date	Payable Date
A	$0.06942	Daily	Daily	October 1, 2024
C	$0.06525	Daily	Daily	October 1, 2024
I	$0.07107	Daily	Daily	October 1, 2024
W	$0.07149	Daily	Daily	October 1, 2024

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 60.2%
	Basic Materials: 4.2%
165,000 (1)	Arsenal AIC Parent LLC, 8.000%, 10/01/2030	$177,605	0.2
250,000 (1)	Axalta Coating Systems LLC, 3.375%, 02/15/2029	232,042	0.2
390,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	366,165	0.3
220,000 (1)	Coeur Mining, Inc., 5.125%, 02/15/2029	209,439	0.2
250,000 (1)	Constellium SE, 5.625%, 06/15/2028	248,278	0.2
425,000 (1)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	420,072	0.4
195,000 (1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	197,697	0.2
200,000 (1)	INEOS Quattro Finance 2 PLC, 3.375%, 01/15/2026	194,525	0.2
150,000 (1) (2)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	137,453	0.1
305,000 (1)	Mativ Holdings, Inc., 6.875%, 10/01/2026	304,811	0.3
475,000 (1)	Novelis Corp., 4.750%, 01/30/2030	454,102	0.4
275,000 (1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	256,161	0.2
445,000	Olin Corp., 5.625%, 08/01/2029	444,078	0.4
400,000 (1)	Olympus Water US Holding Corp., 4.250%, 10/01/2028	376,089	0.3
200,000 (1)	SNF Group SACA, 3.375%, 03/15/2030	174,383	0.2
200,000 (1)	SPCM SA, 3.125%, 03/15/2027	187,844	0.2
57,000 (1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	49,363	0.0
220,000 (1)	WR Grace Holdings LLC, 5.625%, 08/15/2029	204,196	0.2
		4,634,303	4.2
	Communications: 6.1%
200,000 (1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	114,500	0.1
1,525,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/2030	1,391,477	1.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
200,000 (1)	Connect Finco Sarl / Connect US Finco LLC, 6.750%, 10/01/2026	$198,568	0.2
600,000 (1)	CSC Holdings LLC, 11.250%, 05/15/2028	533,795	0.5
525,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	508,868	0.5
115,000 (1)	Level 3 Financing, Inc., 10.500%, 05/15/2030	123,794	0.1
325,000 (1)	Match Group Holdings II LLC, 5.625%, 02/15/2029	324,494	0.3
200,000 (1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	199,368	0.2
278,000 (1)	Optics Bidco SpA 2033, 6.375%, 11/15/2033	279,081	0.2
345,000 (1)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	323,739	0.3
475,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	464,788	0.4
345,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	327,352	0.3
625,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	619,186	0.6
375,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	333,975	0.3
500,000 (1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	474,607	0.4
600,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	527,116	0.5
		6,744,708	6.1
	Consumer, Cyclical: 13.6%
400,000 (1)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	395,456	0.4
375,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	376,336	0.3
405,417 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	403,639	0.4
245,000 (1)	Arko Corp., 5.125%, 11/15/2029	217,837	0.2
400,000	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	388,175	0.4
475,000 (1)	Bath & Body Works, Inc., 6.625%, 10/01/2030	481,338	0.4

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
180,000 (1)	Brinker International, Inc., 5.000%, 10/01/2024	$180,200	0.2
565,000 (1)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	534,792	0.5
250,000 (1)	Caesars Entertainment, Inc., 6.500%, 02/15/2032	257,064	0.2
800,000 (1)	Carnival Corp., 4.000%, 08/01/2028	765,000	0.7
150,000 (1)	CCM Merger, Inc., 6.375%, 05/01/2026	150,336	0.1
135,000 (1)	Dream Finders Homes, Inc., 8.250%, 08/15/2028	143,064	0.1
1,250,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	1,216,034	1.1
300,000 (1)	Gap, Inc., 3.625%, 10/01/2029	269,113	0.2
325,000 (1)	Gates Corp., 6.875%, 07/01/2029	333,773	0.3
350,000 (1)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	356,935	0.3
300,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	298,044	0.3
365,000 (1)	Interface, Inc., 5.500%, 12/01/2028	357,903	0.3
600,000 (1)	International Game Technology PLC, 6.250%, 01/15/2027	610,289	0.6
375,000 (1)	Lithia Motors, Inc., 4.375%, 01/15/2031	345,895	0.3
325,000	M/I Homes, Inc., 4.950%, 02/01/2028	319,570	0.3
325,000 (1)	Macy’s Retail Holdings LLC, 6.125%, 03/15/2032	311,169	0.3
200,000 (1)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	182,755	0.2
180,000	MGM Resorts International, 4.625%, 09/01/2026	177,692	0.2
145,000	MGM Resorts International, 6.500%, 04/15/2032	146,142	0.1
340,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	330,182	0.3
450,000 (1)	NCL Corp. Ltd., 5.875%, 03/15/2026	450,036	0.4
160,000 (1)	Raising Cane’s Restaurants LLC, 9.375%, 05/01/2029	172,893	0.2
765,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	766,988	0.7
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
325,000	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	$331,834	0.3
325,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	328,873	0.3
275,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	264,108	0.2
365,000 (1)	Taylor Morrison Communities, Inc., 5.750%, 01/15/2028	368,350	0.3
400,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	371,306	0.3
250,000	United Airlines Holdings, Inc., 4.875%, 01/15/2025	249,645	0.2
225,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	224,902	0.2
430,000 (1)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 02/01/2030	353,016	0.3
230,000	Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	172,181	0.2
330,000	Walgreens Boots Alliance, Inc., 8.125%, 08/15/2029	330,864	0.3
330,000 (1)	William Carter Co., 5.625%, 03/15/2027	330,394	0.3
475,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	472,138	0.4
330,000 (1)	ZF North America Capital, Inc., 6.875%, 04/14/2028	341,217	0.3
		15,077,478	13.6
	Consumer, Non-cyclical: 11.6%
335,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	333,184	0.3
380,000 (1)	AdaptHealth LLC, 4.625%, 08/01/2029	347,128	0.3
465,000 (1)	ADT Security Corp., 4.125%, 08/01/2029	442,031	0.4
180,000 (1)	AHP Health Partners, Inc., 5.750%, 07/15/2029	175,152	0.2
675,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	674,025	0.6
245,000 (1)	Alta Equipment Group, Inc., 9.000%, 06/01/2029	222,795	0.2

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
275,000 (1)	APi Group DE, Inc., 4.750%, 10/15/2029	$263,231	0.2
320,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	332,631	0.3
110,000 (1)	Brink’s Co., 6.500%, 06/15/2029	113,923	0.1
210,000 (1)	Brink’s Co., 6.750%, 06/15/2032	218,615	0.2
400,000 (1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	384,543	0.4
175,000 (1)	Chobani LLC / Chobani Finance Corp., Inc., 7.625%, 07/01/2029	183,595	0.2
695,000 (1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	673,227	0.6
350,000	Cimpress PLC, 7.000%, 06/15/2026	349,718	0.3
315,000 (1)	CPI CG, Inc., 10.000%, 07/15/2029	331,816	0.3
410,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	386,857	0.4
225,000 (1)	DaVita, Inc., 6.875%, 09/01/2032	230,332	0.2
345,000	Encompass Health Corp., 4.750%, 02/01/2030	334,735	0.3
355,000 (1)	Garda World Security Corp., 6.000%, 06/01/2029	336,167	0.3
275,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	276,522	0.3
400,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	381,016	0.3
275,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	259,978	0.2
195,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	191,666	0.2
195,000 (1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	180,215	0.2
850,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	796,797	0.7
350,000 (1)	Owens & Minor, Inc., 6.625%, 04/01/2030	339,029	0.3
475,000 (1)	Post Holdings, Inc., 5.500%, 12/15/2029	467,889	0.4
95,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	95,931	0.1
365,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	346,886	0.3
180,000 (1)	Select Medical Corp., 6.250%, 08/15/2026	181,018	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
360,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods,, Inc. ./ Simmons Pet Food,, Inc../Simmons Feed, 4.625%, 03/01/2029	$338,823	0.3
220,000 (1)	Teleflex, Inc., 4.250%, 06/01/2028	211,637	0.2
500,000	Tenet Healthcare Corp., 4.625%, 06/15/2028	488,979	0.4
365,000	Tenet Healthcare Corp., 6.125%, 10/01/2028	366,009	0.3
290,000 (1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	287,902	0.3
350,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	329,104	0.3
325,000	United Rentals North America, Inc., 5.250%, 01/15/2030	322,654	0.3
200,000 (1)	Varex Imaging Corp., 7.875%, 10/15/2027	203,239	0.2
165,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	159,715	0.1
200,000 (1)	Williams Scotsman International, Inc., 6.125%, 06/15/2025	199,665	0.2
		12,758,379	11.6
	Energy: 8.4%
425,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	424,813	0.4
425,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	427,143	0.4
325,000 (1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	325,168	0.3
315,000 (1)	Baytex Energy Corp., 8.500%, 04/30/2030	335,961	0.3
240,000 (1)	Chord Energy Corp., 6.375%, 06/01/2026	241,931	0.2
325,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	335,406	0.3
385,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	388,268	0.3
445,000 (1)	DT Midstream, Inc., 4.125%, 06/15/2029	423,124	0.4

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
300,000 (1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	$310,030	0.3
320,000 (1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	330,921	0.3
320,000 (1)	Enerflex Ltd., 9.000%, 10/15/2027	332,480	0.3
380,000 (1)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	395,367	0.4
450,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	447,968	0.4
350,000 (1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	351,422	0.3
310,000 (1)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	321,323	0.3
330,000 (1)	Matador Resources Co., 6.875%, 04/15/2028	338,782	0.3
290,000 (1)	Moss Creek Resources Holdings, Inc., 8.250%, 09/01/2031	292,677	0.3
400,000	Murphy Oil Corp., 6.375%, 07/15/2028	405,476	0.4
325,000 (1)	Permian Resources Operating LLC, 5.875%, 07/01/2029	325,305	0.3
110,000 (1)	Permian Resources Operating LLC, 6.250%, 02/01/2033	112,863	0.1
105,000 (1)	SM Energy Co., 6.750%, 08/01/2029	106,725	0.1
225,000 (1)	SM Energy Co., 7.000%, 08/01/2032	230,663	0.2
220,000	Southwestern Energy Co., 5.375%, 02/01/2029	217,337	0.2
390,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	374,765	0.3
325,000 (1)	Talos Production, Inc., 9.000%, 02/01/2029	345,539	0.3
99,000 (1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	99,144	0.1
220,000 (1)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	204,074	0.2
225,000 (1)	Venture Global LNG, Inc., 7.000%, 01/15/2030	230,207	0.2
540,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	565,916	0.5
		9,240,798	8.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: 6.1%
700,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 6.000%, 08/01/2029	$669,145	0.6
150,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	154,083	0.1
275,000	Ally Financial, Inc., 5.750%, 11/20/2025	275,819	0.3
200,000 (1)	Ardonagh Finco Ltd., 7.750%, 02/15/2031	206,613	0.2
140,000 (1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	132,997	0.1
195,000 (1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	185,779	0.2
200,000 (1)	Burford Capital Global Finance LLC, 6.250%, 04/15/2028	198,066	0.2
325,000 (1)	CI Financial Corp., 7.500%, 05/30/2029	331,427	0.3
265,000 (1)	Freedom Mortgage Corp., 7.625%, 05/01/2026	266,343	0.2
120,000 (1)	Freedom Mortgage Holdings LLC, 9.125%, 05/15/2031	121,012	0.1
420,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027	407,991	0.4
400,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	384,299	0.3
400,000	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	339,855	0.3
425,000 (1)	Nationstar Mortgage Holdings, Inc., 5.500%, 08/15/2028	417,729	0.4
575,000	Navient Corp., 5.000%, 03/15/2027	565,083	0.5
825,000	OneMain Finance Corp., 3.500%, 01/15/2027	782,870	0.7
320,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	328,303	0.3
370,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	334,049	0.3
365,000 (1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	363,925	0.3

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
300,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	$311,749	0.3
		6,777,137	6.1
	Industrial: 7.1%
315,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	326,358	0.3
335,000 (1)	Arcosa, Inc., 6.875%, 08/15/2032	349,425	0.3
55,000 (1)	Bombardier, Inc., 7.250%, 07/01/2031	57,802	0.1
129,000 (1)	Bombardier, Inc., 7.875%, 04/15/2027	129,519	0.1
340,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	340,265	0.3
350,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	342,162	0.3
330,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	347,157	0.3
225,000 (1)	Clean Harbors, Inc., 5.125%, 07/15/2029	221,189	0.2
350,000 (1)	Energizer Holdings, Inc., 4.750%, 06/15/2028	337,688	0.3
375,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	372,920	0.3
385,000 (1)	GFL Environmental, Inc., 4.000%, 08/01/2028	367,357	0.3
275,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	267,741	0.2
300,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	296,711	0.3
390,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	375,738	0.3
50,000 (1) (2)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	48,557	0.1
250,000 (1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	245,899	0.2
245,000 (1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	250,188	0.2
340,000 (1)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	344,462	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
375,000 (1)	Sealed Air Corp., 4.000%, 12/01/2027	$361,939	0.3
420,000 (1)	Sensata Technologies BV, 4.000%, 04/15/2029	395,794	0.4
250,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	268,629	0.3
650,000 (1)	Standard Industries, Inc., 4.750%, 01/15/2028	632,724	0.6
390,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	386,391	0.4
275,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	267,984	0.3
475,000 (1)	Wilsonart LLC, 11.000%, 08/15/2032	462,147	0.4
		7,796,746	7.1
	Technology: 1.4%
325,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	340,089	0.3
325,000 (1)	Entegris Escrow Corp., 5.950%, 06/15/2030	329,615	0.3
205,000 (1)	NCR Atleos Escrow Corp., 9.500%, 04/01/2029	226,022	0.2
495,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	460,108	0.4
195,000 (1)	UKG, Inc., 6.875%, 02/01/2031	201,874	0.2
		1,557,708	1.4
	Utilities: 1.7%
645,000 (1)	Calpine Corp., 5.125%, 03/15/2028	629,843	0.6
325,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	336,073	0.3
185,000	TransAlta Corp., 7.750%, 11/15/2029	195,948	0.2
400,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	399,678	0.3
305,000 (1)	Vistra Operations Co. LLC, 6.875%, 04/15/2032	317,000	0.3
		1,878,542	1.7
	Total Corporate Bonds/Notes (Cost $64,429,725)	66,465,799	60.2

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: 57.2%
	Aerospace & Defense: 0.4%
206,967	Dynasty Acquisition Co Inc, 2024 Refi Term B-1 Loan, 8.750%, (TSFR1M+3.500%), 08/24/2028	$208,040	0.2
86,224	Dynasty Acquisition Co Inc, 2024 Refi Term B-2 Loan, 8.750%, (TSFR1M+3.500%), 08/24/2028	86,671	0.1
150,000	Radar Bidco Sarl, Facility B (USD) Loan, 9.570%, (TSFR3M+4.250%), 03/27/2031	150,188	0.1
		444,899	0.4
	Auto Components: 0.8%
326,859	Holley Purchaser, Inc., Initial Term Loan, 9.110%, (TSFR1M+3.750%), 11/17/2028	325,199	0.3
228,012	RC Buyer Inc, First Lien Initial Term Loan, 8.860%, (TSFR1M+3.614%), 07/28/2028	228,725	0.2
325,988	RealTruck Goup Inc (fka Truck Hero), Initial Term Loan, 8.860%, (TSFR1M+3.500%), 01/31/2028	322,457	0.3
		876,381	0.8
	Basic Materials: 0.8%
245,000 (3)	A-Ap Buyer, Inc., Term Loan B, 08/01/2031	244,694	0.2
249,375	Consolidated Energy Finance SA, 2024 Incremental Term,Loan, 9.560%, (TSFR3M+4.500%), 11/15/2030	233,477	0.2
440,536	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 8.860%, (TSFR1M+3.614%), 10/16/2028	440,811	0.4
		918,982	0.8
	Building & Development: 0.4%
225,679	Cornerstone Building Brands Inc, New Term Loan B, 8.690%, (TSFR1M+3.350%), 04/12/2028	220,038	0.2
Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Building & Development: (continued)
159,502	LBM Acquisition LLC, First Lien Initial Term Loan, 9.100%, (TSFR1M+3.850%), 12/17/2027	$157,437	0.2
		377,475	0.4
	Business Equipment & Services: 0.5%
309,350	Ensono LP, First Lien Initial Term Loan, 9.360%, (US0001M+4.000%), 05/26/2028	308,384	0.3
187,194	VM Consolidated Inc, Term B-2 Loan, 8.000%, (TSFR1M+2.750%), 03/24/2028	188,598	0.2
		496,982	0.5
	Chemicals & Plastics: 1.1%
570,901	Charter Next Generation, Inc., Term Loan, 8.500%, (TSFR1M+3.250%), 12/01/2027	572,991	0.5
249,406	Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 9.850%, (TSFR3M+4.512%), 08/18/2028	251,277	0.3
332,602	Sparta US HoldCo LLC, First Lien Initial Term Loan, 8.590%, (TSFR1M+3.250%), 08/02/2028	333,503	0.3
		1,157,771	1.1
	Commodities: 0.5%
438,900	Foundation Building Materials Inc, 2024 Incremental Term Loan, 9.430%, (TSFR1M+4.114%), 01/29/2031	426,053	0.4
148,092	Foundation Building Materials Inc, Initial Term Loan (First Lien), 8.760%, (TSFR3M+3.512%), 01/31/2028	144,081	0.1
		570,134	0.5
	Communications: 3.3%
459,896	Arches Buyer Inc, Refinancing Term Loan, 8.600%, (TSFR1M+3.350%), 12/06/2027	445,054	0.4

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Communications: (continued)
189,525	Cengage Learning Inc, Term Loan B, 9.540%, (TSFR6M+4.250%), 03/24/2031	$190,386	0.2
305,000	Crown Subsea Communications Holding Inc, 2024 Term Loan, 9.250%, (TSFR3M+4.000%), 01/30/2031	307,812	0.3
500,000	GoodRX Inc, 2024 Term Loan, 9.000%, (TSFR1M+3.750%), 07/10/2029	499,453	0.4
279,300	Magnite Inc, Initial Term Loan, 9.750%, (TSFR1M+4.500%), 02/06/2031	280,929	0.3
495,000	McGraw-Hill Education Inc, 2024 Term Loan, 9.230%, (TSFR1M+4.000%), 08/01/2031	497,475	0.4
381,809	MH Sub I LLC, 2023 May New Term Loans, 9.500%, (TSFR1M+4.250%), 05/03/2028	381,213	0.3
651,696	Proofpoint Inc, 2024 Refinancing Term Loan, 8.250%, (TSFR1M+3.000%), 08/31/2028	653,070	0.6
279,300	The Knot Worldwide Inc, Term Loan, 9.830%, (TSFR1M+4.500%), 01/31/2028	280,347	0.3
150,000	TripAdvisor Inc, Initial Term B Loan, 8.000%, (TSFR1M+2.750%), 07/01/2031	150,188	0.1
		3,685,927	3.3
	Consumer, Cyclical: 7.5%
655,000	1011778 BC Unlimited Liability Company, Term Loan B-6, 7.000%, (TSFR1M+1.750%), 09/20/2030	651,042	0.6
333,818	ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan, 8.000%, (TSFR1M+2.750%), 12/21/2028	335,314	0.3
302,713	Alterra Mountain Company, Term Loan B5, 8.750%, (TSFR1M+3.500%), 05/31/2030	304,604	0.3
Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Consumer, Cyclical: (continued)
14,511 (3)	AMC Entertainment Holdings Inc, Term B-1 Loan, 04/22/2026	$14,366	0.0
149,625	Amer Sports Company, Initial Usd Term Loans, 8.350%, (TSFR3M+3.250%), 02/18/2031	150,373	0.1
81,495	American Airlines Inc, Initial Term Loan, 10.290%, (TSFR3M+5.012%), 04/20/2028	84,435	0.1
342,844	American Greetings Corporation, Tranche C Term Loan, 11.000%, (TSFR1M+5.750%), 10/23/2029	345,844	0.3
374,546	Ascend Learning LLC, Initial Term Loan, 13.850%, (TSFR1M+3.600%), 12/11/2028	374,412	0.3
461,810	Bombardier Recreational Products Inc, 2023 Replacement Term Loan, 8.000%, (TSFR1M+2.750%), 12/13/2029	462,841	0.4
175,000	Cedar Fair LP, Initial Term B Loans, 7.340%, (TSFR1M+2.000%), 05/01/2031	175,547	0.2
148,481	City Football Group Limited, Tl, 8.590%, (TSFR1M+3.262%), 07/21/2030	148,110	0.1
450,000	Clarios Global LP, 2024 Term Loan B, 7.750%, (TSFR1M+2.500%), 05/06/2030	451,734	0.4
148,692	ClubCorp Holdings Inc, Term Loan, 10.600%, (TSFR3M+5.262%), 09/18/2026	149,170	0.1
182,012	Dealer Tire Financial LLC, 2024 Tlb B-4, 8.750%, (TSFR1M+3.500%), 07/02/2031	183,150	0.2
425,000	Gates Corporation, Inital B-5 Dollar Term Loan, 7.500%, (TSFR1M+2.250%), 06/04/2031	426,693	0.4
675,000	Harbor Freight Tools USA Inc, Initial Term Loan, 7.750%, (TSFR1M+2.500%), 06/11/2031	666,773	0.6

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Consumer, Cyclical: (continued)
299,250	Kodiak BP LLC, 2024-1 Term Loan, 9.080%, (TSFR3M+3.750%), 03/17/2028	$300,840	0.3
335,000	Lc Ahab Us Bidco LLC, Initial Term Loan, 8.750%, (TSFR1M+3.500%), 05/01/2031	336,675	0.3
708,983	LS Group OPCO Acquisition LLC, Term Loan B, 8.250%, (TSFR1M+3.000%), 04/15/2031	710,535	0.6
270,000	Peer Holding III BV, Facility B5, 8.330%, (TSFR3M+3.000%), 06/23/2031	271,237	0.2
79,800	RealTruck Goup Inc (fka Truck Hero), Second Amendment Incremental Term Loan, 10.360%, (TSFR1M+5.000%), 01/31/2028	79,102	0.1
329,975	Scientific Games Holdings LP, 2024 REFI DOLLAR TERM LOAN, 8.320%, (TSFR3M+3.000%), 04/04/2029	329,081	0.3
248,351	TGP Holdings III LLC, First Lien Closing Date Term Loan, 8.600%, (TSFR1M+3.350%), 06/29/2028	233,760	0.2
68,333	Thor Industries Inc, TERM B-3 USD, 7.500%, (TSFR1M+2.250%), 11/15/2030	68,611	0.1
427,199	Whatabrands LLC, Term Loan B, 8.000%, (TSFR1M+2.750%), 08/03/2028	427,912	0.4
630,080 (3)	White Cap Buyer LLC, Tranche C Term Loan, 10/19/2029	626,851	0.6
		8,309,012	7.5

	Consumer, Non-cyclical: 7.2%
400,000	Auris Luxembourg III SARL, Facility B4, 9.560%, (TSFR6M+4.678%), 02/27/2029	402,562	0.4
Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
476,779	Avis Budget Car Rental LLC, New Tranche C Term Loan, 8.350%, (TSFR1M+3.100%), 03/16/2029	$477,971	0.4
497,462	Bausch & Lomb Corporation, Initial Term Loan, 8.660%, (TSFR1M+3.350%), 05/10/2027	491,438	0.5
365,000	CHG Healthcare Services Inc, 2024 Term Loan, 8.860%, (TSFR1M+3.614%), 09/29/2028	367,053	0.3
104,738	Cimpress PLC, 2024 Refinancing Tranche B-1 Term Loan, 8.250%, (TSFR1M+3.000%), 05/17/2028	105,065	0.1
607,975	Cotiviti Inc, Initial Floating Rate Term Loans, 8.590%, (TSFR1M+3.250%), 08/27/2025	608,830	0.6
285,000	Fiesta Purchaser, Inc., Initial Term Loan, 9.250%, (TSFR1M+4.000%), 02/12/2031	287,093	0.3
137,125	Fleet Midco I Ltd., Facility B2 Term Loan, 7.580%, (TSFR6M+2.750%), 02/21/2031	137,468	0.1
124,688	Fugue Finance LLC, Dollar Term B-2 Loan, 8.810%, (TSFR3M+3.750%), 02/26/2031	125,856	0.1
221,816	Fugue Finance LLC, Term B USD, 9.060%, (TSFR3M+4.000%), 01/31/2028	223,757	0.2
480,826	Global Medical Response Inc, 2024 Extended Term Loan, 8.830%, (TSFR1M+3.500%), 10/31/2028	478,571	0.4
369,075	HomeServe USA Holding Corp., Amendment No.1 Refinancing Term Loan, 7.840%, (TSFR1M+2.500%), 10/21/2030	370,090	0.3

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
502,537	Kuehg Corp., Term Loan B, 9.830%, (TSFR3M+4.500%), 06/12/2030	$505,521	0.5
245,000	LifePoint Health Inc, 2024 Incremental Term Loan, 9.340%, (TSFR1M+4.000%), 05/14/2031	245,949	0.2
225,000 (3)	Medrisk Inc, First Lien Initial Term Loan, 05/10/2028	225,641	0.2
150,000	Mister Car Wash Holdings Inc, 2024 Refinancing Term Loans, 8.250%, (TSFR1M+3.000%), 03/21/2031	150,415	0.1
184,524	Packaging Coordinators Midco Inc., 2024 Replacement Term Loan, 8.580%, (TSFR3M+3.250%), 11/30/2027	185,063	0.2
149,241	R1 RCM Inc., Initial Term Loan B, 8.250%, (TSFR1M+3.000%), 06/21/2029	149,629	0.1
150,000	Radnet Management Inc, Term Loan B, 7.780%, (TSFR3M+2.500%), 04/23/2031	150,551	0.1
195,000	Resonetics LLC, Term B Loans, 9.090%, (TSFR1M+3.750%), 06/18/2031	195,683	0.2
241,285	RXB Holdings Inc, First Lien Initial Term Loan, 9.890%, (TSFR1M+4.614%), 12/20/2027	242,592	0.2
189,525	Sigma Bidco BV, Facility B 10, 9.770%, (SOFRRATE+4.410%), 01/03/2028	189,327	0.2
550,000	Sotera Health Holdings LLC, 2024 Refinancing Term Loans, 8.500%, (TSFR1M+3.250%), 05/23/2031	550,344	0.5
283,379	Spring Education Group Inc, Initial Term Loans, 9.330%, (TSFR3M+4.000%), 10/04/2030	286,071	0.3
Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
149,251	VetStrategy Canada Holdings, Incremental Term Loan B10, 10.080%, (TSFR3M+4.750%), 12/06/2028	$149,298	0.1
665,000	Wand NewCo 3 Inc, Initial Term Loan, 8.500%, (TSFR1M+3.250%), 08/30/2024	666,738	0.6
		7,968,576	7.2
	Containers & Glass Products: 1.4%
379,831	Clydesdale Acquisition Holdings, Inc., Term B Loan, 8.420%, (TSFR1M+3.175%), 04/13/2029	379,593	0.3
119,282	Plaze Inc, 2021-1 TERM LOAN, 9.630%, (TSFR1M+3.750%), 08/03/2026	112,026	0.1
488,914	Pro Mach Group Inc, Initial Term Loan, 8.750%, (TSFR1M+3.500%), 08/31/2028	492,072	0.5
592,739	ProAmpac PG Borrower LLC, 2024 Term Loan B, 9.120%, (TSFR3M+4.000%), 09/15/2028	595,110	0.5
		1,578,801	1.4
	Diversified: 0.4%
463,838	First Eagle Holdings Inc, Tranche B-2 Term Loans, 8.330%, (TSFR3M+3.000%), 02/22/2029	460,317	0.4

	Electronics/Electrical: 0.9%
138,823	Chariot Buyer LLC, Initial Term Loan, 8.600%, (TSFR1M+3.250%), 11/03/2028	138,823	0.1
294,726	DG Investment Intermediate Holdings 2 Inc, First Lien Closing Date Initial Term Loan, 9.110%, (TSFR1M+3.864%), 03/31/2028	295,225	0.3

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
200,000	DG Investment Intermediate Holdings 2 Inc, Second Lien Initial Term Loan, 12.110%, (TSFR1M+6.864%), 03/30/2029	$192,417	0.2
325,116	VC GB Holdings I Corp, First Lien Initial Term Loan, 8.600%, (TSFR3M+3.262%), 07/21/2028	324,989	0.3
		951,454	0.9

	Energy: 1.9%
308,602	Brazos Delaware II LLC, Term Loan B, 8.250%, (TSFR6M+3.500%), 02/11/2030	310,916	0.3
185,000	CPPIB OVM Member U.S. LLC, Initial Term Loans, 8.590%, (TSFR3M+3.250%), 08/31/2031	185,809	0.2
167,643	GIP Pilot Acquisition Partners, L.P., 2024 Term Loan B, 7.820%, (TSFR3M+2.500%), 10/04/2030	168,376	0.1
340,000	Goodnight Water Solutions Holdings, LLC, Initial Term Loans, 10.590%, (TSFR3M+5.250%), 06/04/2029	339,575	0.3
210,000	NGP XI Midstream Holdings LLC, Initial Term Loan, 9.280%, (TSFR2M+4.000%), 07/25/2031	210,525	0.2
248,120	NorthRiver Midstream Finance LP, Term Loan (First Lien), 7.830%, (TSFR3M+2.500%), 08/16/2030	249,275	0.2
366,923	Oryx Midstream Services Permian Basin LLC, 2024 Refinancing Term Loan, 8.440%, (TSFR1M+3.114%), 10/05/2028	368,620	0.3
295,000	WaterBridge Midstream Operating LLC, Term Loan B, 10.090%, (TSFR3M+4.750%), 06/22/2026	295,185	0.3
		2,128,281	1.9
Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Financial: 5.6%
150,000	AAL Delaware Holdco Inc, Initial Term Loan, 8.750%, (TSFR1M+3.500%), 07/30/2031	$150,609	0.1
586,234	Alliant Holdings Intermediate LLC, TLB-6 New Term Loan, 8.810%, (TSFR1M+3.500%), 11/06/2030	588,616	0.5
772,438	AssuredPartners Inc., 2024 Term Loan, 8.750%, (TSFR1M+3.500%), 02/14/2031	774,990	0.7
10,329 (4)	Chrysaor Bidco S.A R.L., Delay TI, 8.830%, (TSFR1M+3.500%), 05/14/2031	10,372	0.0
139,671	Chrysaor Bidco S.A R.L., Term Loan B, 8.830%, (TSFR1M+3.500%), 07/17/2031	140,249	0.1
1,903	Citadel Securities LP, Term Loan B (2024), 7.500%, (TSFR1M+2.250%), 07/29/2030	1,909	0.0
150,000	Cpi Holdco B, LLC, Initial Term Loans, 7.250%, (TSFR1M+2.000%), 05/16/2031	150,000	0.1
274,313	Cushman & Wakefield US Borrower LLC, 2024-1 Term Loan, 9.000%, (TSFR1M+3.750%), 01/31/2030	275,684	0.3
125,000	Edelman Financial Engines Center LLC (The), 2024 Refinancing Term Loans, 10.500%, (TSFR1M+5.250%), 10/20/2028	125,234	0.1
436,842 (3)	Edelman Financial Engines Center LLC (The), Term Loan B, 04/07/2028	437,798	0.4
155,000	Grant Thornton Advisors LLC, Initial Term Loan, 8.500%, (TSFR1M+3.250%), 06/02/2031	155,678	0.1

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Financial: (continued)
223,503	Guardian US Holdco, Initial Term Loan, 8.830%, (TSFR3M+3.500%), 01/31/2030	$222,758	0.2
286,888	HighTower Holding LLC, 2024 Term Loan B, 8.750%, (TSFR3M+3.500%), 04/21/2028	288,681	0.3
601,979	HUB International Ltd, Facility 2024-1 INCREMENTAL TERM LOANS, 8.260%, (TSFR2M+3.000%), 06/20/2030	602,919	0.6
150,000	Kestra Advisor Services Holdings A Inc, Initial Term Loan, 9.060%, (TSFR3M+4.000%), 03/19/2031	150,117	0.1
572,551	Nuvei Technologies Corp., Initial Term Loan, 8.350%, (TSFR1M+3.000%), 12/19/2030	573,517	0.5
565,000	OneDigital Borrower LLC, Term Loan (First Lien), 8.500%, (TSFR1M+3.250%), 07/02/2031	563,587	0.5
293,908	Osaic Holdings Inc (f/k/a Advisor Group Holdings Inc), Term B-3 Loan, 9.250%, (TSFR1M+4.000%), 08/17/2028	291,940	0.3
169,150	Overdrive, Inc., New First Lien Term Loan, 9.560%, (TSFR1M+4.250%), 12/15/2028	170,049	0.2
385,000	Truist Insurance Holdings, LLC, Initial Term Loans, 8.580%, (TSFR3M+3.250%), 05/06/2031	386,203	0.4
150,000	Truist Insurance Holdings, LLC, Initial Term Loans (Second Lien), 10.080%, (TSFR3M+4.750%), 03/08/2032	152,672	0.1
		6,213,582	5.6
Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food Products: 0.9%
301,959	BCPE North Star US Holdco 2 Inc, First Lien Initial Term Loan, 9.360%, (TSFR1M+4.114%), 06/09/2028	$281,325	0.3
485,000	CHG PPC Parent LLC, 2021-1 US Term Loan, 8.360%, (TSFR1M+3.114%), 12/08/2028	485,000	0.4
248,120	Primary Products Finance LLC, 2024 Replacement Term B Loan, 8.970%, (TSFR3M+3.650%), 04/02/2029	248,799	0.2
		1,015,124	0.9

	Health Care: 2.2%
73,079	Amneal Pharmaceuticals LLC, Initial Term Loan, 8.860%, (TSFR1M+3.614%), 05/04/2025	74,297	0.1
676,226	AthenaHealth Group Inc, Initial Term Loan, 8.500%, (TSFR1M+3.250%), 02/15/2029	673,086	0.6
150,000	Concentra Health Services, Inc., Term Loan B, 7.500%, (TSFR1M+2.250%), 07/28/2031	150,750	0.1
208,012	Gloves Buyer Inc, First Lien Initial Term Loan, 9.430%, (TSFR1M+4.114%), 12/29/2027	208,012	0.2
8,318	National Mentor Holdings Inc, First Lien Initial Term C Loan, 9.180%, (TSFR3M+3.850%), 03/02/2028	8,033	0.0
290,931	National Mentor Holdings Inc, First Lien Initial Term Loan, 9.100%, (TSFR1M+3.850%), 03/02/2028	281,294	0.3
367,816	Pacific Dental Services LLC, Refinancing Term Loan, 8.590%, (TSFR1M+3.250%), 03/07/2031	369,732	0.3

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
630,112	Phoenix Guarantor Inc, Tranche B-4 Term Loan, 8.500%, (TSFR1M+3.250%), 02/21/2031	$631,730	0.6
		2,396,934	2.2

	Home Furnishings: 0.2%
248,087	Apx Group Inc, Initial Term Loan, 10.250%, (PRIME+1.750%), 07/10/2028	248,896	0.2

	Industrial: 6.8%
410,000	Alliance Laundry Systems LLC, Initial Term B Loans, 8.840%, (TSFR3M+3.500%), 08/15/2031	411,601	0.4
565,000	Altium Packaging LLC, 2024 Refinancing Term Loan, 7.750%, (TSFR1M+2.500%), 06/05/2031	564,764	0.5
277,891	Anticimex Inc, Facility B6, 8.730%, (SOFRRATE+3.400%), 11/16/2028	279,802	0.3
150,000 (3)	Arcosa, Inc., Term Loan, 08/14/2031	150,797	0.1
519,908	Belfor Holdings Inc, Initial Tranche B-1 Term Loan, 9.000%, (TSFR1M+3.750%), 11/01/2030	522,800	0.5
152,680	Brown Group Holding LLC, Incremental Term B-2 Facility, 7.810%, (TSFR3M+2.750%), 07/01/2031	152,843	0.1
384,038	Chariot Buyer LLC, First Lien Amendment No.2 Term Loan, 8.750%, (TSFR1M+3.500%), 11/03/2028	384,798	0.4
155,000	EMRLD Borrower LP, Second Amendment Incremental Term Loans, 7.560%, (TSFR3M+2.500%), 08/04/2031	155,213	0.1
315,000	Genesee & Wyoming Inc, Initial Term Loan B, 7.330%, (TSFR3M+2.000%), 04/10/2031	315,286	0.3
Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Industrial: (continued)
150,000	Gulfside Supply Inc, Initial Term Loan, 8.290%, (TSFR3M+3.000%), 05/29/2031	$150,844	0.1
300,000	Husky Injection Molding Systems Ltd, Amendment No. 5 Refinancing Term Loan, 10.330%, (TSFR6M+5.000%), 02/15/2029	298,688	0.3
268,984	Kenan Advantage Group Inc (The), Term Loan B4, 8.500%, (TSFR1M+3.250%), 01/25/2029	268,312	0.2
161,014	Lsf11 Trinity Bidco, Inc., 2024 Term Loan B, 8.810%, (TSFR1M+3.500%), 06/14/2030	160,812	0.1
144,256	Madison Iaq LLC, Initial Term Loan, 7.890%, (TSFR6M+2.750%), 06/21/2028	144,653	0.1
160,000	MI Windows and Doors LLC, 2024 Incremental Term Loans, 8.750%, (TSFR1M+3.500%), 03/28/2031	160,975	0.1
163,495	Ncr Atleos, LLC, Term B Loan, 10.100%, (TSFR3M+4.850%), 03/27/2029	165,283	0.2
225,000	Northstar Group Services Inc, Term B Loans, 10.010%, (TSFR6M+4.750%), 05/08/2030	225,914	0.2
246,859	Oscar AcquisitionCo LLC, Term B Loan, 9.580%, (TSFR3M+4.250%), 04/29/2029	245,224	0.2
194,513	Pactiv Evergreen Group Holdings Inc., Tranch B-4 U.S. Term Loans, 7.750%, (TSFR1M+2.500%), 09/24/2028	194,897	0.2
438,834	Quikrete Holdings Inc, Term Loan B (2029), 7.500%, (TSFR1M+2.250%), 03/19/2029	440,124	0.4

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Industrial: (continued)
411,915	Service Logic Acquisition Inc, First Lien Initial Term Loan, 9.360%, (TSFR1M+4.114%), 10/29/2027	$412,944	0.4
212,053	SPX Flow, Inc., Cov- Lite Tlb, 8.750%, (TSFR1M+3.500%), 04/05/2029	213,206	0.2
540,566	TK Elevator Midco Gmbh, Facility B2 (USD), 8.590%, (TSFR6M+3.500%), 04/30/2030	543,044	0.5
528,320	Trident TPI Holdings Inc, Tranche B-6 Term Loan, 9.330%, (TSFR3M+4.000%), 09/15/2028	531,052	0.5
92,629	Vertex Aerospace Services Corp, 2023 Term Loan, 8.000%, (TSFR1M+2.750%), 12/06/2028	93,112	0.1
335,000	Wilsonart LLC, Initial Term Loans, 9.490%, (TSFR1M+4.250%), 07/25/2031	330,980	0.3
		7,517,968	6.8

	Insurance: 1.1%
586,397	Ryan Specialty Group LLC, Term Loan B-1, 8.000%, (TSFR1M+2.750%), 09/01/2027	590,062	0.5
615,000	Sedgwick Claims Management Services Inc, 2024 Term Loan, 8.250%, (TSFR3M+3.750%), 07/31/2031	616,318	0.6
		1,206,380	1.1

	Leisure Good/Activities/Movies: 0.3%
5,997 (5)	24 Hour Fitness Worldwide Inc, 2021 Exit Delayed Draw Term Loan, 19.600%, (TSFR3M+14.262%), 09/30/2026	—	—
316,752	Cinemark USA Inc, Term Loan, 8.500%, (TSFR1M+3.250%), 05/24/2030	318,534	0.3
		318,534	0.3

Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Lodging & Casinos: 0.9%
387,981	Fertitta Entertainment LLC, Initial B Term Loan, 9.090%, (TSFR1M+3.750%), 01/29/2029	$387,645	0.3
218,150	Flynn Restaurant Group LP, 2021 New Term Loan, 9.610%, (TSFR1M+4.364%), 12/01/2028	218,866	0.2
398,992	Golden Entertainment Inc, Term B-1 Loan, 7.500%, (TSFR1M+2.250%), 05/28/2030	398,992	0.4
		1,005,503	0.9

	Oil & Gas: 0.4%
223,307	Medallion Midland Acquisition LLC, First Lient Term Loan, 8.840%, (TSFR3M+3.500%), 10/18/2028	224,110	0.2
188,900	TransMontaigne Operating Company LP, Tranche B Term Loan, 8.860%, (TSFR1M+3.614%), 11/17/2028	190,081	0.2
		414,191	0.4

	Radio & Television: 0.7%
327,304	DirectV Financing LLC, Closing Date Term Loan, 10.360%, (TSFR1M+5.114%), 08/02/2027	329,647	0.3
193,598	Gray Television Inc, Cov-Lite Tld, 8.460%, (TSFR1M+3.113%), 12/01/2028	176,613	0.2
297,354	Houghton Mifflin Harcourt Company, First Lien Term B Loan, 10.600%, (TSFR1M+5.350%), 04/09/2029	282,626	0.2
		788,886	0.7

	Retailers (Except Food & Drug): 1.0%
469,227	Great Outdoors Group LLC, Term B-2 Loan, 9.110%, (TSFR1M+3.864%), 03/06/2028	469,961	0.4
197,692	Michaels Companies Inc (The), Term B Loan, 9.850%, (TSFR3M+4.512%), 04/15/2028	162,849	0.1

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
548,603	Petco Health and Wellness Company Inc, First Lien Initial Term Loan, 8.850%, (TSFR3M+3.512%), 03/06/2028	$509,446	0.5
		1,142,256	1.0

	Technology: 8.4%
225,000	Altar Bidco Inc, Second Lien Initial Term Loan, 10.400%, (TSFR12M+5.600%), 02/01/2030	219,094	0.2
460,000 (3)	Amazon Holdco Inc., Tlb, 07/30/2031	459,712	0.4
223,586	Amentum Government Services Holdings LLC, First Lien Initial Term Loan, 9.360%, (TSFR1M+4.114%), 01/29/2027	224,284	0.2
453,788	Amentum Government Services Holdings LLC, Tranche 3 Term Loan, 9.280%, (TSFR1M+4.000%), 02/15/2029	454,497	0.4
120,000	Applied Systems Inc, Initial Term Loan (2024) (Second Lien), 10.580%, (TSFR3M+5.250%), 02/23/2032	124,575	0.1
495,429	Applied Systems Inc, Tranche B-1 Term Loan, 8.290%, (TSFR1M+3.000%), 02/24/2031	498,371	0.4
255,000	Asurion LLC, Second Lien Term Loan B3, 10.610%, (TSFR1M+5.364%), 01/31/2028	239,928	0.2
509,932	Cloud Software Group Inc, Term Loan B, 9.330%, (TSFR3M+4.000%), 03/30/2029	510,490	0.5
225,000	Cloud Software Group Inc, Third Amendment Term Loan, 9.830%, (TSFR3M+4.500%), 03/19/2031	226,383	0.2
148,477	Connectwise, LLC, Initial Term Loan, 9.100%, (TSFR3M+3.762%), 09/29/2028	148,830	0.1
Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Technology: (continued)
457,608	Constant Contact Inc, First Lien Initial Term Loan, 9.570%, (TSFR3M+4.262%), 02/10/2028	$442,950	0.4
255,000 (3)	Darktrace PLC, Term Loan, 07/02/2031	253,300	0.2
299,208	EagleView Technology Corportion, First Lien Term Loan, 9.100%, (TSFR3M+3.763%), 08/14/2025	286,399	0.3
282,318	ECI Macola / Max Holding LLC, 2024 Extending Term Loan, 9.080%, (TSFR3M+3.750%), 05/31/2030	284,127	0.3
242,122	Endurance International Group Holdings Inc, Initial Term Loan, 8.960%, (TSFR1M+3.614%), 02/10/2028	217,254	0.2
73,241 (4)	Epicor Software Corporation, 2024 Delayed Draw Term Loan, 8.830%, (TSFR1M+3.500%), 05/30/2031	73,623	0.1
624,241	Epicor Software Corporation, Term E Loans, 8.500%, (TSFR1M+3.250%), 05/30/2031	627,492	0.6
205,000	Fortress Intermediate 3 Inc., Initial Term Loan, 9.000%, (TSFR1M+3.750%), 06/27/2031	205,512	0.2
507,450	Genesys Cloud Services Holdings II LLC (f/k/a Greeneden US Holdings II LLC), 2024 Incremental Dollar Term Loans, 9.110%, (TSFR1M+3.864%), 12/01/2027	510,225	0.5
445,000	Indy Us Bidco, LLC, NINTH AMEND DOLLAR TERM LOAN, 10.000%, (TSFR1M+4.750%), 03/06/2028	442,775	0.4
149,625	Lorca Telecom Bidco S.A., Facility B4 Loan, 8.830%, (TSFR3M+3.500%), 03/25/2031	149,999	0.1

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Technology: (continued)
360,000 (3)	Neon Maple Purchaser Inc., Tranche B-1 Term Loan, 01/01/2040	$359,325	0.3
145,136	PointClickCare Technologies Inc, 2024 Term Loan, 8.330%, (TSFR3M+3.000%), 12/29/2027	146,043	0.1
590,729	Project Boost Purchaser LLC, 1L Intial Term Loan, 8.790%, (TSFR3M+3.500%), 07/16/2031	593,037	0.5
229,425	Project Ruby Ultimate Parent Corp, Incremental Term B-3 Loan, 8.860%, (TSFR1M+3.614%), 03/10/2028	230,429	0.2
448,846	RealPage Inc, First Lien Initial Term Loan, 8.360%, (TSFR1M+3.114%), 04/24/2028	431,453	0.4
329,171	Rocket Software Inc, Term Loan, 10.000%, (TSFR1M+4.750%), 11/28/2028	329,548	0.3
263,852	Skillsoft Finance II Inc, Initial Term Loan, 10.640%, (TSFR1M+5.364%), 07/14/2028	212,181	0.2
402,273	Waystar Technologies Inc, Term Loan B, 8.000%, (TSFR1M+2.750%), 10/22/2029	404,033	0.4
		9,305,869	8.4

	Telecommunications: 0.4%
395,663	CCI Buyer Inc, First Lien Initial Term Loan, 9.330%, (TSFR3M+4.000%), 12/17/2027	397,023	0.4

	Utilities: 1.2%
299,250	Bip Pipeco Holdings LLC, Term Loan, 7.820%, (TSFR3M+2.500%), 12/05/2030	299,811	0.3
255,000	Discovery Energy Holding Corporation, Initial Dollar Term Loan, 10.080%, (TSFR3M+4.750%), 05/01/2031	256,913	0.2

Principal Amount†		Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Utilities: (continued)
315,000	Lightning Power, LLC, Initial Term B Loan, 8.350%, (TSFR3M+3.250%), 08/15/2031	$316,238	0.3
418,950	NGL Energy Operating LLC, Term Loan, 9.000%, (TSFR1M+3.750%), 02/03/2031	418,775	0.4
		1,291,737	1.2

	Total Senior Loans (Cost $62,968,254)	63,187,875	57.2

ASSET-BACKED SECURITIES: 4.8%
	Other Asset-Backed Securities: 4.8%
500,000 (1)(6)	Ares LXXIV CLO Ltd. 2024-74A E, 10.809%, (TSFR3M + 6.000%), 10/15/2036	502,500	0.5
500,000 (1)(6)	Bain Capital Credit Clo Ltd. 2024-5A E, 10.759%, (TSFR3M + 6.150%), 10/21/2037	502,500	0.5
500,000 (1)(6)	Bain Capital Credit CLO Ltd. 2021-1A C, 7.541%, (TSFR3M + 2.262%), 04/18/2034	500,428	0.4
500,000 (1)(6)	Benefit Street Partners CLO XXVII Ltd. 2022- 27A ER, 11.335%, (TSFR3M + 6.150%), 10/20/2037	502,500	0.5
350,000 (1)(6)	Carlyle US CLO Ltd. 2024-3A E, 11.704%, (TSFR3M + 6.400%), 07/25/2036	351,369	0.3
500,000 (1)(6)	Elmwood CLO 33 Ltd. 2024-9RA ER, 10.973%, (TSFR3M + 5.850%), 10/21/2037	502,500	0.5
500,000 (1)(6)	Harmony-Peace Park CLO Ltd. 2024-1A E, 10.248%, (TSFR3M + 5.700%), 10/20/2037	502,500	0.4
450,000 (1)(6)	Neuberger Berman Loan Advisers CLO 44 Ltd. 2021-44A D, Series 2021-44A, Class D - 144A, 8.398%, (TSFR3M + 3.112%), 10/16/2034	450,862	0.4
250,000 (1)(6)	Octagon 71 Ltd. 2024-1A D1, 8.941%, (TSFR3M + 3.650%), 04/18/2037	252,130	0.2

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
250,000 (1)(6)	Octagon 71 Ltd. 2024-1A E, 12.041%, (TSFR3M + 6.750%), 04/18/2037	$248,853	0.2
250,000 (1)(6)	Sixth Street CLO XXIV Ltd. 2024-24A D, 8.895%, (TSFR3M + 3.600%), 04/23/2037	253,576	0.2
250,000 (1)(6)	Sixth Street CLO XXIV Ltd. 2024-24A E, 11.945%, (TSFR3M + 6.650%), 04/23/2037	253,052	0.2
500,000 (1)(6)	Symphony CLO 44 Ltd. 2024-44A E, 11.482%, (TSFR3M + 6.150%), 07/14/2037	504,304	0.5
		5,327,074	4.8
	Total Asset-Backed Securities (Cost $5,246,532)	5,327,074	4.8

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.2%
	Business Equipment & Services: 0.0%
13,045 (5)	Yak Access LLC Series A	26,091	0.0
1,333 (5)	Yak Access LLC Series B	2,666	0.0
		28,757	0.0

	Communication Services: 0.0%
12,697 (7)	Cumulus Media, Inc. — Class A	21,077	0.0

	Consumer Discretionary: 0.1%
135,911 (5)	24 Hour Fitness Worldwide, Inc.	679	0.0
42,856 (5)	Anchor Hocking Holdings	429	0.0
169 (5)	Travelport Tech Ltd.	119,990	0.1
		121,098	0.1

	Consumer Staples: 0.0%
1,977,733 (5)	Save-A-Lot, Inc./Moran Foods	—	0.0

	Industrials: 0.1%
2,460 (5)	Harvey Gulf International Marine LLC	93,480	0.1

	Total Common Stock (Cost $1,257,725)	264,412	0.2

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
181,068	24 Hour Fitness Worldwide, Inc.	$54	0.0

	Total Preferred Stock (Cost $217,454)	54	0.0
	Total Long-Term Investments (Cost $134,119,690)	135,245,214	122.4

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
223,238 (8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.190% (Cost $223,238)	$223,238	0.2

	Total Short-Term Investments (Cost $223,238)	223,238	0.2
	Total Investments in Securities (Cost $134,342,928)	$135,468,452	122.6
	Liabilities in Excess of Other Assets	(24,988,129)	(22.6)
	Net Assets	$110,480,323	100.0

*	Senior Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Secured Overnight Financing Rate ("SOFR") and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.
(3)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(4)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 8 for additional details.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Variable rate security. Rate shown is the rate in effect as of August 31, 2024.
(7)	Non-income producing security.
(8)	Rate shown is the 7-day yield as of August 31, 2024.

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Reference Rate Abbreviations:

PRIME	Federal Reserve Bank Prime Loan Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2024
Asset Table
Investments, at fair value
Common Stock
Business Equipment & Services	$—	$—	$28,757	$28,757
Communication Services	21,077	—	—	21,077
Consumer Discretionary	—	—	121,098	121,098
Consumer Staples	—	—	—	—
Industrials	—	—	93,480	93,480
Total Common Stock	21,077	—	243,335	264,412
Corporate Bonds/Notes	—	66,465,799	—	66,465,799
Bank Loans	—	63,187,875	—	63,187,875
Asset-Backed Securities	—	5,327,074	—	5,327,074
Preferred Stock	—	54	—	54
Short-Term Investments	223,238	—	—	223,238
Total Investments, at fair value	$244,315	$134,980,802	$243,335	$135,468,452

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At August 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $134,443,563.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,716,305
Gross Unrealized Depreciation	(1,691,416)
Net Unrealized Appreciation	$1,024,889

See Accompanying Notes to Financial Statements

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services tollfree at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www. voyainvestments.com and on the SEC’s website at www. sec.gov. All questions concerning the Plan or a request to terminate participation should be directed to the Fund’s Shareholder Service Department at (800) 992-0180.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available on: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

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Investment Adviser	Distributor
Voya Investments, LLC	Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100	7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258	Scottsdale, Arizona 85258

Sub-Adviser	Custodian
Voya Investment Management Co. LLC	The Bank of New York Mellon
230 Park Avenue	225 Liberty Street
New York, New York 10169	New York, New York 10286

Institutional Investors and Analysts	Legal Counsel
Call Voya Credit Income Fund	Ropes & Gray LLP
1-800-336-3436	Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Written Requests
Please mail all account inquires and other comments to:
Voya Credit Income Fund
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern Time on any business day for account or other information at (800) 992-0180.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	163070 (0824)

(b)            Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)            Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)            Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Credit Income Fund

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: November 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: November 6, 2024

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: November 6, 2024